securitybenefit.com o 800-888-2461


                                                                SECURITY BENEFIT

February 22, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:    PROXY MATERIALS - PRELIMNARY FILING
         SECURITY EQUITY FUND -
         File Nos.:  811-01136 and 002-19458
         SECURITY LARGE CAP VALUE FUND -
         File Nos.: 811-00487 and 2-12187
         SECURITY MID CAP GROWTH FUND -
         Files Nos.: 811-01316 and 2-32791
         SECURITY INCOME FUND -
         File Nos.: 811-02120 and 2-38414
         SBL FUND -
         File Nos.: 811-02753 and 2-59353

Dear Sir or Madam:

Enclosed for filing pursuant to Securities Exchange Act of 1934 is a Schedule 14A - Preliminary Proxy Statement. No filing fee is required.

Please contact Julien Bourgeois, of Dechert LLP, at 202.261.3451 if you have any questions about this filing. Thank you for your assistance.

Sincerely,

AMY J. LEE

Amy J. Lee
Secretary
Security Equity Fund, Security Large Cap Value Fund,
Security Mid Cap Growth Fund, Security Income Fund, SBL Fund

Enclosures


One Security Benefit Place o Topeka, Kansas 66636-0001